Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	December 31,	December 31,
	2015	2016
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Computer equipment	-	38
Motor vehicles	3,508	1,814
Land use right	19,902	18,976
	160,203	157,621
Accumulated depreciation and amortization	(14,590)	(18,312)
Construction in progress	102	14,473
Property, plant and equipment, net	145,715	153,782